Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Principal Maturities of Borrowings

Principal maturities of the Company’s borrowings at December 31, 2018, consisting of amounts outstanding under the 2017 Credit Facility, are as follows (in thousands):

2019	$—
2020	—
2021	—
2022	514,639

$514,639

Schedule of Applicable Margin for LIBOR Rate Loans Depending on the Utilization Level

The pricing grid below shows the applicable margin for LIBOR rate or ABR loans as well as the commitment fee depending on the Utilization Level (as defined in the credit agreement):

Utilization Level	Utilization	LIBOR Margin	ABR Margin	Commitment Fee
Level I	<25%	2.00%	1.00%	0.375%
Level II	>25% but <50%	2.25%	1.25%	0.375%
Level III	>50% but <75%	2.50%	1.50%	0.500%
Level IV	>75% but <90%	2.75%	1.75%	0.500%
Level V	>90%	3.00%	2.00%	0.500%

The pricing grid below shows the applicable margin for LIBOR rate or ABR loans as well as the commitment fee depending on the Utilization Level (as defined in the credit agreement):

Utilization Level	Utilization	LIBOR Margin	ABR Margin	Commitment Fee
Level I	<25%	2.00%	1.00%	0.375%
Level II	>25% but <50%	2.25%	1.25%	0.375%
Level III	>50% but <75%	2.50%	1.50%	0.500%
Level IV	>75% but <90%	2.75%	1.75%	0.500%
Level V	>90%	3.00%	2.00%	0.500%